Expected credit loss measurement - Development of ECL allowances and provisions (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 544	$ 143	$ 29
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(63)	23	29
Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	608	120	$ 0
ECL movement with profit or loss impact
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(544)	(143)
ECL movement with profit or loss impact | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(530)
ECL movement with profit or loss impact | Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	120	(30)
ECL movement with profit or loss impact | Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(55)	7
ECL movement with profit or loss impact | Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(608)	(120)
Net movement from new and derecognized transactions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(16)	(11)
Net movement from new and derecognized transactions | Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(6)	(27)
Net movement from new and derecognized transactions | Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(21)	9
Net movement from new and derecognized transactions | Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	11	7
Remeasurements with stage transfers
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(453)	(140)
Remeasurements with stage transfers | Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	23	8
Remeasurements with stage transfers | Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(31)	(7)
Remeasurements with stage transfers | Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(445)	(142)
Movements without profit or loss impact (write-off, FX and other)
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	376	(10)
Movements without profit or loss impact (write-off, FX and other) | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(5)
Movements without profit or loss impact (write-off, FX and other) | Credit-impaired (stage 3 and purchased credit-impaired) positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	379
Movements without profit or loss impact (write-off, FX and other) | Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	24	(18)
Movements without profit or loss impact (write-off, FX and other) | Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(28)	(13)
Movements without profit or loss impact (write-off, FX and other) | Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	$ 379	$ 21